BASIC AND DILUTED INCOME PER SHARE - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net income for the period attributable to shareholders	$ 278	$ 56	$ 6,873	$ 4,542
Weighted-average number of ordinary shares, basic (in shares)	37,082,794	35,443,258	36,757,214	35,176,469
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.01	$ 0.00	$ 0.19	$ 0.13
Weighted-average number of ordinary shares, diluted (in shares)	38,462,183	36,534,091	38,123,560	36,608,017
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.01	$ 0.00	$ 0.18	$ 0.12